Shareholders equity - Schedule of receivable (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Beginning balance		R$ 153,548	R$ 255,777
Declared dividends		126,135	1,295,422
Other changes		(91,209)	(84,945)
Dividends received		(153,064)	(1,312,706)
Ending balance		35,410	153,548
Investments in associates [Member]
Disclosure of classes of share capital [line items]
Beginning balance	[1]	107,872	35,836
Declared dividends	[1]	125,231	1,175,775
Other changes	[1]	(91,173)	(84,945)
Dividends received	[1]	(107,424)	(1,018,794)
Ending balance	[1]	34,506	107,872
Investments in joint venture [Member]
Disclosure of classes of share capital [line items]
Beginning balance		45,676	219,941
Declared dividends		904	119,647
Other changes		(36)
Dividends received		(45,640)	(293,912)
Ending balance		R$ 904	R$ 45,676

[1]	See the breakdown of the balance in note 9.1.b.